Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Entity Store State	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	4
Allowance for doubtful accounts	$ 11,315	$ 7,087
Capitalized vendor rebates	22,692	13,434
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns	16,707	12,739
Selling, general and administrative expense	1,058,316	833,051	800,328
Finance lease ROU assets	11,489	6,232
Finance lease liabilities	11,762	6,383
Reduction of inventory due to cash discount recorded	$ 17,893	$ 12,029
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Finance lease ROU assets	Finance lease ROU assets
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 70,453	$ 55,019	54,783
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 21,552	$ 12,588	$ 16,587
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	10 years
Maximum [Member] | Service Revenue Net [Member] | Product Concentration Risk
Significant Accounting Policies [Line Items]
Percentage of revenue	1.00%	1.00%	1.00%
Buildings and Improvements | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Machinery, Vehicles and Equipment | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Machinery, Vehicles and Equipment | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Computer Hardware and Software | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Computer Hardware and Software | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	671
Number of states in which entity operates | State	42